Debt Senior Credit Agreement (Details) (USD $)	12 Months Ended				15 Months Ended	12 Months Ended						12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011 2011 Senior Credit Agreement [Member]	Sep. 30, 2013 2011 Senior Credit Agreement [Member]	Dec. 31, 2013 2012 Senior Credit Agreement [Member]	Dec. 31, 2012 2012 Senior Credit Agreement [Member]	Dec. 31, 2011 2010 Revolving Credit Facility [Member]	Dec. 31, 2012 Senior Term Loan [Member] 2011 Senior Credit Agreement [Member]	Dec. 31, 2013 Senior Term Loan [Member] 2012 Senior Credit Agreement [Member]	Dec. 31, 2012 Revolving Credit Facility 2011 [Member] 2011 Senior Credit Agreement [Member]	Dec. 31, 2013 Current Credit Facility [Member] 2012 Senior Credit Agreement [Member]
Deferred Finance Costs, Gross						$ 2,000,000
Debt Issuance Cost						6,000,000
Line of Credit Facility, Maximum Borrowing Capacity				750,000,000		300,000,000		400,000,000			300,000,000
Long-term Debt									450,000,000	425,000,000
Debt Instrument, Basis Spread on Variable Rate												0.75%
Debt Instrument, Description of Variable Rate Basis												.0175
Debt Instrument, Interest Rate at Period End										1.92%
Amortization of Financing Costs				1,100,000		1,200,000	300,000
Write off of Deferred Debt Issuance Cost	$ 4,784,000	$ 12,466,000	$ 6,012,000		$ 8,300,000			$ 2,500,000